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MILWAUKEE, WISCONSIN 53202-3590

Tel 414-273-3500 Fax 414-273-5198

www.GKLAW.COM

October 9, 2019

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

RE:	Frontier Funds, Inc.
(Registration Nos. 333-07305; 811-07685)

Ladies and Gentlemen:

Attached for filing on behalf of Frontier Funds, Inc. (the “Company”) pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Act”), please find the final form of the Company’s Prospectus for the Frontier MFG Global Sustainable Fund (the “Fund”).

In addition, please note that in lieu of filing the form of the Fund’s Statement of Additional Information included in Post-Effective Amendment No. 115 to the Company’s Registration Statement on Form N-1A, which will be used by the Company after the effective date of Post-Effective Amendment No. 115 as required by Rule 497(c), we are hereby providing you with notice in accordance with Rule 497(j) under the Act that the Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Act would not have differed from the form of the Statement of Additional Information contained in Post-Effective Amendment No. 115.  The text of Post-Effective Amendment No. 115 was filed electronically via EDGAR on December 14, 2018.

If you have any questions regarding this letter, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Kristen A. Irgens

Kristen A. Irgens

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WISCONSIN AND WASHINGTON, D.C.

GODFREY & KAHN IS A MEMBER OF TERRALEX®, A WORLDWIDE NETWORK OF INDEPENDENT LAW FIRMS.